Note 04 - Management Report - Corporate Divisions - Investment Bank (Detail) - Investment Bank [Member] € in Millions		12 Months Ended
		Dec. 31, 2024 EUR (€)		Dec. 31, 2023 EUR (€)		Dec. 31, 2022 EUR (€)
Net revenues [Abstract]
Fixed Income, Currency (FIC) Sales & Trading		€ 8,610		€ 7,893		€ 8,861
Fixed Income & Currencies, Financing		3,205		2,867		2,953
Fixed Income & Currencies, Ex-Financing		5,405		5,026		5,909
Origination and Advisory		2,012		1,246		998
Debt Origination		1,290		843		412
Equity Origination		187		102		101
Advisory		535		301		485
Research and Other		(64)		21		157
Total net revenues		10,558		9,160		10,016
Provision for credit losses		549		431		319
Noninterest expenses [Abstract]
Compensation and benefits		2,682		2,526		2,379
General and administrative expenses		3,979		4,091		4,061
Impairment of goodwill and other intangible assets		0		233		0
Restructuring activities		0		(3)		15
Total noninterest expenses		6,661		6,847		6,455
Noncontrolling interests		5		3		15
Profit (loss) before income taxes		€ 3,343		€ 1,879		€ 3,228
Employees (front office full time equivalent)	[1]	4,869		4,843		4,333
Employees (business aligned operations full time equivalent)	[1]	3,129		3,120		2,811
Employees (allocated central infrastructure, full-time equivalent)	[1]	12,109		12,101		10,802
Total employees (full-time equivalent)	[1]	20,107		20,063		17,946
Total assets	[1],[2]	€ 756,000		€ 658,000		€ 677,000
Risk weighted assets (RWA)	[1]	130,000		140,000		139,000
of which operational risk RWA	[1]	15,000	[3]	22,000	[4]	23,000	[5]
Leverage exposure	[1]	593,000		546,000		530,000
Deposits	[1]	22,000		18,000		16,000
Loans (gross of allowance for loan losses) In Divisions	[1]	€ 110,000		€ 101,000		€ 103,000
Cost Income Ratio		63.10%	[6]	74.70%	[7]	64.40%	[8]
Post-tax return on average shareholders equity	[9],[10]	9.10%		4.80%		9.30%
Post-tax return on average tangible shareholders' equity	[9],[10]	9.40%		4.90%		9.60%

[1]	As of year-end
[2]	Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[3]	Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[4]	Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[5]	Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[6]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[7]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[8]	Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[9]	For the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the years 2024, 2023 and 2022; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
[10]	Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Note 4 - Business segments and related information” of this report